Consideration Receivable (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2016 HKD ($)	Sep. 30, 2016 CNY (¥)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 HKD ($)	Dec. 31, 2015 HKD ($)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2017 HKD ($)	Jun. 30, 2017 CNY (¥)
Disposal Group, Consideration Receivable			$ 141,341	$ 131,686		¥ 124,380	$ 131,686	¥ 113,250
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	$ 1,017,442	¥ 875,000	$ 131,686	$ 703,363	$ 0
Percentage Of Equity Interest			100.00%